BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
COMMON STOCKS—98.5%
Communication Services—2.2%
Alphabet, Inc., Class A*	130,592		$13,188,486
Electronic Arts, Inc.(a)	22,056		2,884,484
Interpublic Group of Cos., Inc., (The)(a)	225,668		7,753,952
Omnicom Group, Inc.	46,231		3,687,385
Take-Two Interactive Software, Inc.*	59,619		6,301,132
			33,815,439
Consumer Discretionary—8.4%
AutoZone, Inc.*	6,772		17,464,988
Booking Holdings, Inc.*	8,853		18,409,371
Dollar General Corp.	16,240		4,152,243
Harley-Davidson, Inc.(a)	182,769		8,613,903
International Game Technology PLC	144,365		3,542,717
Lear Corp.(a)	36,856		5,316,110
LKQ Corp.	271,098		14,728,754
Magna International, Inc.(a)	49,524		3,050,183
Mohawk Industries, Inc.*(a)	59,591		6,038,356
NVR, Inc.*	2,978		13,814,972
Polaris, Inc.(a)	82,140		9,368,888
Tempur Sealy International, Inc.(a)	385,238		12,239,011
Whirlpool Corp.	49,701		7,282,688
Wyndham Hotels & Resorts, Inc.	59,171		4,338,418
			128,360,602
Consumer Staples—1.9%
Altria Group, Inc.	88,645		4,129,084
Coca-Cola European Partners PLC(a)	75,014		3,982,493
Keurig Dr Pepper, Inc.	203,094		7,853,645
Monster Beverage Corp.*	57,503		5,914,759
Philip Morris International, Inc.	67,542		6,731,911
			28,611,892
Energy—8.2%
BP PLC - SP ADR	146,907		5,273,961
Canadian Natural Resources Ltd.(a)	140,495		8,390,361
Chord Energy Corp.(a)	71,675		10,932,588
ConocoPhillips	129,995		16,055,682
Devon Energy Corp.	137,757		9,439,110
Diamondback Energy, Inc.	90,631		13,415,201
EOG Resources, Inc.	92,608		13,143,853
Marathon Oil Corp.	470,367		14,407,341
Phillips 66	51,938		5,632,157
Pioneer Natural Resources Co.	32,731		7,724,189
Schlumberger Ltd.	272,603		14,052,685
Shell PLC - ADR	104,326		6,099,941
			124,567,069
Financials—21.9%
Aflac, Inc.	210,631		15,150,688
Allstate Corp., (The)(a)	62,304		8,342,506
American International Group, Inc.	394,399		24,890,521
Aon PLC, Class A	29,878		9,210,790
Bank of America Corp.	841,103		31,835,749
Charles Schwab Corp., (The)	243,733		20,117,722
Chubb Ltd.	83,819		18,405,814
Citigroup, Inc.	288,772		13,979,452
Discover Financial Services	77,994		8,451,430
Fifth Third Bancorp	173,010		6,290,644
Globe Life, Inc.	90,896		10,903,884
Goldman Sachs Group, Inc., (The)(a)	49,286		19,031,789
Huntington Bancshares, Inc.(a)	694,742		10,754,606
JPMorgan Chase & Co.	182,509		25,219,094
KeyCorp	815,279		15,335,398
Loews Corp.	221,908		12,903,950
Markel Corp.*	4,793		6,349,958
Renaissance Holdings Ltd.	71,109		13,433,201
Synchrony Financial	171,944		6,461,655
Travelers Cos., Inc., (The)	56,891		10,798,481
Truist Financial Corp.	272,850		12,772,108
Wells Fargo & Co.	351,452		16,852,123
White Mountains Insurance Group Ltd.	10,648		14,469,141
			331,960,704
Health Care—23.6%
AbbVie, Inc.	191,969		30,941,564
AmerisourceBergen Corp.	80,702		13,775,024
Amgen, Inc.	71,653		20,521,419
Avantor, Inc.*	406,314		9,052,676
Bristol-Myers Squibb Co.	253,435		20,345,762
Centene Corp.*	215,074		18,722,192
Cigna Corp.	32,092		10,554,738
Elevance Health, Inc.	43,602		23,236,378
Humana, Inc.	26,213		14,414,529
Johnson & Johnson	255,771		45,527,238
McKesson Corp.	45,761		17,466,059
Medtronic PLC	243,227		19,224,662
Merck & Co., Inc.	210,252		23,152,950
Molina Healthcare, Inc.*	25,538		8,600,432
Pfizer, Inc.	534,457		26,792,329
Sanofi - ADR*	513,529		23,288,540
UnitedHealth Group, Inc.	47,359		25,941,366
Zimmer Biomet Holdings, Inc.	64,054		7,692,885
			359,250,743
Industrials—13.3%
Advanced Drainage Systems, Inc.(a)	38,950		3,788,277
Allegion PLC	34,875		3,963,544
Allison Transmission Holdings, Inc.	138,893		6,222,406
Altra Industrial Motion Corp.	68,539		4,017,756
AMETEK, Inc.	59,987		8,543,349
Boeing Co., (The)*	59,425		10,629,944
BWX Technologies, Inc.(a)	125,560		7,645,348
Copart, Inc.*	75,218		5,006,510
Curtiss-Wright Corp.	35,906		6,342,795
Dover Corp.(a)	52,290		7,422,566
EnerSys(a)	49,318		3,727,455
Expeditors International of Washington, Inc.(a)	104,220		12,095,773
Howmet Aerospace, Inc.	327,930		12,353,123
Huron Consulting Group, Inc.*(a)	102,597		7,988,203
Landstar System, Inc.	58,339		10,091,480
Leidos Holdings, Inc.	40,322		4,408,404
ManpowerGroup, Inc.(a)	34,850		3,050,072
Masco Corp.	113,947		5,786,229
Middleby Corp., (The)*(a)	26,805		3,865,013
PACCAR, Inc.	75,743		8,021,941
Resideo Technologies, Inc.*	164,049		2,657,594
Robert Half International, Inc.(a)	39,171		3,085,891
Science Applications International Corp.	81,710		8,997,088
Sensata Technologies Holding PLC	109,134		4,921,943
Textron, Inc.	136,639		9,753,292
United Parcel Service, Inc., Class B	51,205		9,715,125
WESCO International, Inc.*	112,059		14,446,646
Westinghouse Air Brake Technologies Corp.	128,136		12,953,268
			201,501,035
Information Technology—16.3%
Advanced Micro Devices, Inc.*#	227,200		17,637,536
Analog Devices, Inc.	63,438		10,905,627
Applied Materials, Inc.	56,823		6,227,801
Arrow Electronics, Inc.*	63,814		6,939,134
Belden, Inc.	53,687		4,318,582
Check Point Software Technologies Ltd.*	57,959		7,698,694
Cisco Systems, Inc.	227,303		11,301,505
Cognizant Technology Solutions Corp., Class A	243,890		15,172,397
Fidelity National Information Services, Inc.	100,858		7,320,274
FleetCor Technologies, Inc.*	100,009		19,621,766
Flex Ltd.*	408,255		8,973,445
Gen Digital, Inc.	168,249		3,862,997
Global Payments, Inc.	115,891		12,027,168
Hewlett Packard Enterprise Co.	295,008		4,950,234
Jabil, Inc.	172,507		12,453,280
KLA-Tencor Corp.	16,438		6,462,600
Lam Research Corp.	12,562		5,934,038
Microchip Technology, Inc.	105,072		8,320,652
Oracle Corp.	184,385		15,309,486
Qorvo, Inc.*	87,012		8,635,941
QUALCOMM, Inc.	142,737		18,054,803
SS&C Technologies Holdings, Inc.	127,589		6,859,185
TE Connectivity Ltd.	47,969		6,049,850
Visa, Inc., Class A(a)	94,041		20,406,897
Western Digital Corp.*	44,842		1,647,943
			247,091,835
Materials—2.7%
Corteva, Inc.	182,415		12,250,992
CRH PLC - SP ADR(a)	150,897		6,088,694
DuPont de Nemours, Inc.(a)	115,706		8,158,430
FMC Corp.	101,935		13,316,788
Trinseo PLC	17,426		429,551
			40,244,455
TOTAL COMMON STOCKS
(Cost $863,177,820)			1,495,403,774

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—9.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.01%(b)	151,014,961		151,014,961
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $151,014,961)			151,014,961
SHORT-TERM INVESTMENTS—1.8%
Tri-State Deposit, 3.20%(b)	21,633,480		21,633,480
U.S. Bank Money Market Deposit Account, 3.50%(b)	5,923,707		5,923,707
TOTAL SHORT-TERM INVESTMENTS
(Cost $27,557,187)			27,557,187
TOTAL INVESTMENTS—110.2%
(Cost $1,041,749,969)			1,673,975,922
	Number	Notional
	of Contracts	Amount
OPTIONS WRITTEN ƗƗ—(0.3%)
Call Options Written—(0.3%)
Advanced Micro Devices, Inc.
Expiration:
06/16/2023,
Exercise Price:
60.00	(1,136)	(8,818,768)	(2,641,200)
Expiration:
06/16/2023,
Exercise Price:
70.00	(1,136)	(8,818,768)	(1,897,120)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(6,450,869))			(4,538,320)
TOTAL OPTIONS WRITTEN
(Premiums received $(6,450,869))			(4,538,320)
LIABILITIES IN EXCESS OF OTHER ASSETS—(9.9)%			(150,037,185)
NET ASSETS—100.0%			$1,519,400,417

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2022, the market value of securities on loan was $150,603,159.
(b)	The rate shown is as of November 30, 2022.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS ALL-CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners All-Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$33,815,439	$33,815,439	$-	$-	$-
Consumer Discretionary	128,360,602	128,360,602	-	-	-
Consumer Staples	28,611,892	28,611,892	-	-	-
Energy	124,567,069	124,567,069	-	-	-
Financials	331,960,704	331,960,704	-	-	-
Health Care	359,250,743	359,250,743	-	-	-
Industrials	201,501,035	201,501,035	-	-	-
Information Technology	247,091,835	247,091,835	-	-	-
Materials	40,244,455	40,244,455	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	151,014,961	-	-	-	151,014,961
Short-Term Investments	27,557,187	5,923,707	21,633,480	-	-
Total Assets	$1,673,975,922	$1,501,327,481	$21,633,480	$-	$151,014,961

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.